Acquisition of Businesses and Asset Acquisitions (Details) - Ambulnz, Inc [Member]			1 Months Ended		9 Months Ended		12 Months Ended
	Aug. 13, 2019	Jul. 01, 2019 USD ($)	Aug. 19, 2021	Nov. 20, 2020 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 GBP (£)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Cash consideration					$ 37,300,000		$ 323,000	$ 221,000
Restricted stock vest, description					Restricted stock will vest and transfer restrictions shall lapse according to the following schedule: 12.8 shares on February 1, 2022, 13 shares on August 19, 2022, 13 shares on February 1, 2023, 13 shares on August 19, 2023, 13 shares on February 1, 2014, and 13 shares August 19, 2024.	Restricted stock will vest and transfer restrictions shall lapse according to the following schedule: 12.8 shares on February 1, 2022, 13 shares on August 19, 2022, 13 shares on February 1, 2023, 13 shares on August 19, 2023, 13 shares on February 1, 2014, and 13 shares August 19, 2024.
EMS Direct LLC Acquisition [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Outstanding shares percentage		100.00%
Payable price							315,000
Due to seller								$ 10,173
EMS Direct LLC Acquisition [Member] | EMS Licenses [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Payable price							18,900
Reserved pending offset against liabilities							285,000
Century Ambulance Service, Inc. Acquisition [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Outstanding shares percentage	100.00%
Payable price							400,000
Reserved pending offset against liabilities							200,000
Due to seller							200,000
Paid upon entering into agreement							200,000
SSG UK Specialist Ambulance Service Limited Acquisition [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Payable price							51,503
Clarion Medical, LLC Acquisition [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Payable price							300,000
Security deposit							11,920
LJH Ambulance Acquisition [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Due to seller					$ 837,168		837,168
Cash consideration				$ 465,000
Percentage pay to seller				50.00%
Transaction costs					55,800		55,800
Ambulnz UK Ltd Acquisition [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Outstanding shares percentage			100.00%
Restricted stock amount					1,029,075	£ 750,000
Fair market value					$ 6,430
Percentage of interest					6.00%	6.00%
Ambulnz UK Ltd Acquisition [Member] | Due One [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Cash payable | £						£ 381,687
Ambulnz UK Ltd Acquisition [Member] | Due Two [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Cash payable					$ 523,723
Ambulnz UK Ltd Acquisition [Member] | Due Three [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Cash payable | £						96,920.3
Ambulnz UK Ltd Acquisition [Member] | Due Four [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Cash payable					132,984
Fleet of Vehicles [Member] | Clarion Medical, LLC Acquisition [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Payable price							$ 283,325
Equity Purchase Agreement [Member] | EMS Direct LLC Acquisition [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
subject to earn-out conditions		$ 11,100
Class B Common Stock [Member] | Ambulnz UK Ltd Acquisition [Member]
Acquisition of Businesses and Asset Acquisitions (Details) [Line Items]
Outstanding shares percentage			20.00%
Restricted stock amount					$ 505,362	£ 368,313